United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: December 31, 2000
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (check only one): 	[X  ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	August 14, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	130305 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Fleetwood Cap CV PFD           PFD CV           339072407      369    22700 SH       SOLE                    15700             14500
Nuevo Financing CV PFD A       PFD CV           670511203      378    14250 SH       SOLE                     9850              4400
USX CV PFD A                   PFD CV           902905819      830    25100 SH       SOLE                    14600             17100
Western Gas CV PFD             PFD CV           958259301     1633    36000 SH       SOLE                    20200             24800
AGL Resources Inc.             COM              001204106     1992    90300 SH       SOLE                    28400             74900
Abbott Laboratories            COM              002824100     2468    50950 SH       SOLE                    23900             33050
Agilent Technologies           COM              00846U101      519     9476 SH       SOLE                     3658              6771
Allegheny Energy               COM              017361106     1002    20800 SH       SOLE                     1600             19200
American Express               COM              025816109     4805    87468 SH       SOLE                    27700             68268
American Home Prods.           COM              026609107      222     3500 SH       SOLE                                       3500
American Int'l Group           COM              026874107     3710    37641 SH       SOLE                    10241             27400
American Tower Systems         COM              029912201     3128    82600 SH       SOLE                    22300             60300
Amgen                          COM              031162100      348     5440 SH       SOLE                      500              4940
Anadarko Pete                  COM              032511107     2096    29481 SH       SOLE                     6600             22881
Analog Devices                 COM              032654105      409     7984 SH       SOLE                                       7984
Andover Bancorp Inc.           COM              034258103      844    24500 SH       SOLE                     5200             19300
Apache                         COM              037411105     2676    38200 SH       SOLE                    10100             28100
Automatic Data Proc            COM                             551     8700 SH       SOLE                                       8700
AvalonBay REIT                 COM              053484101     3336    66546 SH       SOLE                    23096             50364
BP Amoco PLC ADR               COM              055622104      568    11872 SH       SOLE                     5394              6478
BellSouth                      COM              079860102      659    16092 SH       SOLE                     5000             11092
Berkshire Hathaway CL B        COM              084670207      541      230 SH       SOLE                       42               188
Boston Properties              COM              101121101      950    21850 SH       SOLE                     7700             20150
Cabot Corp                     COM              127055101     1302    49350 SH       SOLE                    12900             36450
Cabot Microelectronics         COM              12709P103      718    13823 SH       SOLE                     3615             10208
Carter Wallace                 COM              146285101      294     8800 SH       SOLE                                       8800
Chase Manhattan                COM              16161A108      559    12300 SH       SOLE                     3000              9300
Chateau Communities            COM              161726104     1469    48264 SH       SOLE                    18400             37864
Chevron                        COM              166751107      235     2780 SH       SOLE                      800              1980
Cintas Corp                    COM              172908105     1267    23825 SH       SOLE                                      23825
Cisco Systems                  COM              17275R102      589    15400 SH       SOLE                     3800             11600
Citigroup                      COM              172967101      562    11000 SH       SOLE                     6266              4734
Clear Channel                  COM              184502102      775    16000 SH       SOLE                     2000             14000
Comcast CL A                   COM              200300101      890    21550 SH       SOLE                     3800             17750
Comcast CL A SPL               COM              200300200      745    17850 SH       SOLE                     3800             14050
Constellation Energy Group     COM              210371100      243     5400 SH       SOLE                                       5400
Cox Communications             COM              224044107     1788    38400 SH       SOLE                    10000             28400
Crown Castle Int'l             COM              228227104     1528    56450 SH       SOLE                    14900             41550
Devon Energy                   COM              25179M103     3035    49777 SH       SOLE                    13039             36738
Diebold Inc.                   COM              253651103     2693    80700 SH       SOLE                    28000             62700
DuPont                         COM              263534109     2758    57090 SH       SOLE                    15000             46590
Duke-Weeks Realty              COM              264411505     1703    69150 SH       SOLE                    24750             53400
EMC Corp.                      COM              268648102      612     9200 SH       SOLE                     2800              6400
EOG Resources, Inc.            COM              26875P101     6637   121500 SH       SOLE                    37400             96100
Energy East Corp.              COM              29266M109      490    24866 SH       SOLE                     3094             21772
Exxon Mobil                    COM              30231G102      815     9372 SH       SOLE                                       9372
Ford Motor Company             COM              345370860     1668    71177 SH       SOLE                    26995             56244
Furniture Brands               COM              360921100      383    18200 SH       SOLE                     9000             18200
General Electric               COM              369604103     4051    84512 SH       SOLE                    29800             54712
General Mills                  COM              370334104      892    20024 SH       SOLE                     4906             15118
Gillette                       COM              375766102     3065    84850 SH       SOLE                    24600             68250
Halliburton Co.                COM              406216101     1542    42550 SH       SOLE                    21300             29250
Haverty Furniture              COM              419596101     2838   287400 SH       SOLE                    82400            227000
Hewlett-Packard                COM              428236103     1879    59540 SH       SOLE                    25000             39540
Home Depot Inc.                COM              437076102     2182    47760 SH       SOLE                    10450             37310
Honeywell Int'l                COM              438516106     1268    26800 SH       SOLE                     7800             19000
Int'l Bus Machines             COM              459200101      562     6612 SH       SOLE                     2000              4612
Intel                          COM              458140100      750    24960 SH       SOLE                     2800             22160
Johnson & Johnson              COM              478160104     1240    11804 SH       SOLE                     4500              7304
Kimberly-Clark                 COM              494368103     2764    39100 SH       SOLE                    13000             31100
Laclede Gas Co.                COM              505588103      769    32900 SH       SOLE                    18000             26900
Lafarge                        COM              505862102     1340    56700 SH       SOLE                    27700             41000
Massbank                       COM              576152102      468    15999 SH       SOLE                     4333             11666
Medtronic Inc.                 COM              585055106      919    15225 SH       SOLE                     1000             14225
Merck & Co.                    COM              589331107     2982    31847 SH       SOLE                    11120             20727
Microsoft                      COM              594918104     1168    26930 SH       SOLE                     4000             22930
Mitchell Energy & Dev          COM              606592202     1133    18500 SH       SOLE                     5000             13500
Moody's Corporation            COM              615369105     1296    50450 SH       SOLE                    20200             39550
Northeast Utilities            COM              664397106     1378    56826 SH       SOLE                     2310             54516
Nthwest Natural Gas            COM              667655104     1507    56850 SH       SOLE                    19700             47150
Paychex Inc                    COM              704326107     1950    40111 SH       SOLE                     3937             36174
Peoples Energy                 COM              711030106     1915    42800 SH       SOLE                    16100             34200
Pfizer Inc.                    COM              717081103     1830    39775 SH       SOLE                    15925             23850
Pharmacia Corp.                COM              716941109      309     5070 SH       SOLE                     3570              1500
Progress Energy                COM              743263105      228     4632 SH       SOLE                     2932              1700
Questar Corp.                  COM              748356102     3280   109100 SH       SOLE                    29500             93600
Regions Financial              COM              758940100     2384    87290 SH       SOLE                    32270             70320
SBC Communications             COM              78387G103      300     6288 SH       SOLE                                       6288
SCANA Corp.                    COM              80589M102      849    28712 SH       SOLE                    10475             23916
Schering Plough                COM              806605101      412     7262 SH       SOLE                                       7262
Schlumberger, Ltd.             COM              806857108     1259    15750 SH       SOLE                     4400             11350
Stryker                        COM              863667101      207     4100 SH       SOLE                                       4100
Swift Energy                   COM              870738101     1502    39926 SH       SOLE                    12509             36126
Sysco                          COM              871829107      811    27040 SH       SOLE                     4000             23040
The Allstate Corp.             COM              020002101     1434    32928 SH       SOLE                    12900             27028
The Dun & Bradstreet Corp.     COM              26483E100      645    24925 SH       SOLE                    10100             19475
Time Warner                    COM              887315109      290     5560 SH       SOLE                     1560              4000
Tribune Co.                    COM              896047107      270     6400 SH       SOLE                     3000              3400
Verizon Communications         COM              92343V104      976    19481 SH       SOLE                     3202             16279
Visteon                        COM              92839U107     2296   199666 SH       SOLE                    63000            159666
Vodafone Group PLC             COM              92857W100      494    13800 SH       SOLE                     4500              9300
WGL Holdings Inc.              COM              92924F106     1108    36400 SH       SOLE                    11400             35000
Westport Resources             COM              961415106      285    13000 SH       SOLE                    13000             13000
Int'l Business Mach            COM              459200101     1118    13148 SH       SOLE                    13148
Warren Bancorp Inc.            COM              934710104      368    46000 SH       SOLE                                      46000